Other Current Liabilities (Details) - USD ($) $ in Thousands	Jan. 02, 2016	Jan. 03, 2015
Other Current Liabilities [Abstract]
Associate incentives	$ 38,852	$ 34,297
Accrued employee compensation	24,489	18,360
Income taxes	5,561	4,110
Sales taxes	10,109	9,643
Deferred tax liabilities	4,434	5,268
Associate promotions	2,712	1,982
Deferred revenue	17,637	15,717
Provision for returns and allowances	521	718
Accrued purchases of property and equipment	6,863	1,805
All other	10,191	9,026
Other current liabilities	$ 121,369	$ 100,926